Unaudited Interim Condensed Consolidated Statements of Cash Flows - CHF (SFr)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Unaudited Interim Condensed Consolidated Statements of Cash Flows
Net loss for the period	SFr (13,044,987)	SFr (7,329,762)
Adjustments for:
Depreciation	170,178	176,909
Value of sharebased services	2,099,311	522,951
Post-employment benefits	(7,481)	(177,901)
Finance cost/(income) net	116,981	(328,977)
Decrease in other financial assets	13,584	26,625
Increase in trade and other receivables	(166,985)	(58,072)
Decrease / increase) in contract asset	81,383	(1,101,429)
Increase in prepayments	(604,319)	(1,127,268)
Increase in payables and accruals	667,430	880,344
Decrease in contract liability		(733,668)
Decrease in deferred income		(86,481)
Services paid in shares		115,421
Net cash used in operating activities	(10,674,905)	(9,221,308)
Cash flows from investing activities
Purchase of property, plant and equipment	0	(5,393)
Net cash used in investing activities		(5,393)
Cash flows from financing activities
Proceeds from capital increase		10,161,746
Costs paid on issue of shares or treasury shares	(215,634)	(1,682,517)
(Purchase)/sale of treasury shares	(13,585)	54,319
Costs paid on sale of pre-funded warrants	(306,127)
Costs paid on sales of treasury shares - shelf registration	(193,834)
Principal element of lease payment	(150,979)	(157,033)
Interests received	299	3,329
Interests paid	(34,746)	(43,679)
Net cash from/(used in) financing activities	(914,606)	8,336,165
Decrease in cash and cash equivalents	(11,589,511)	(890,536)
Cash and cash equivalents at the beginning of the period	20,484,836	18,695,040
Exchange difference on cash and cash equivalents	(82,467)	303,710
Cash and cash equivalents at the end of the period	SFr 8,812,858	SFr 18,108,214